Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 21.4	€ 49.1
Related financial instruments that are offset	(21.4)	(29.8)
Net amount	0.0	19.3
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(44.9)	(36.9)
Related financial instruments that are offset	21.4	29.8
Net amount	€ (23.5)	€ (7.1)